UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                March 31, 2008
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		67
Form 13F Information Table Value Total:		$99,251

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      492     6220 SH	     SOLE	              6220        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      503    46500 SH	     SOLE                    46500        0      0
AMERICAN INTL GROUP INC	       COM		026874107     1195    27620 SH	     SOLE		     27620        0      0
AT & T INC		       COM		00206R102     1113    29049 SH	     SOLE		     29049        0      0
AUTO DATA PROCESSING	       COM		053015103     1199    28275 SH	     SOLE		     28275        0      0
BANK AMERICA CORP	       COM		060505104     4591   121112 SH 	     SOLE		    121112        0      0
BANK OF NY MELLON CORP	       COM		064058100     1435    34396 SH	     SOLE		     34396        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1640   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1403    33836 SH	     SOLE		     33836        0      0
BP AMOCO PLC		       COM		055622104     2271    37452 SH	     SOLE		     37452        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1351    63438 SH	     SOLE		     63438        0      0
C V S CORP DEL		       COM		126650100     2600    64180 SH	     SOLE		     64180        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1633    31090 SH	     SOLE		     31090        0      0
CHEVRONTEXACO CORP	       COM		166764100     3115    36488 SH	     SOLE		     36488        0      0
CHUBB CORPORATION	       COM		171232101     1977    39946 SH	     SOLE		     39946        0      0
CISCO SYSTEMS INC	       COM		17275R102     2930   121625 SH       SOLE		    121625        0      0
CITIGROUP		       COM		172967101      754    35223 SH	     SOLE		     35223        0      0
CITRIX SYSTEMS INC	       COM		177376100     1172    39975 SH	     SOLE		     39975        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	26    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104     1032    13542 SH	     SOLE		     13542	  0	 0
COVIDIEN LTD		       COM		G2552X108      374     8460 SH	     SOLE		      8460	  0	 0
E M C CORP MASS		       COM		268648102      566    39495 SH	     SOLE		     39495        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      426    25600 SH	     SOLE		     25600        0      0
EMERSON ELECTRIC CO	       COM		291011104     2470    48005 SH	     SOLE		     48005        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4129    48813 SH	     SOLE		     48813        0      0
FEDERAL NATL MTG ASSN	       COM		313586109      769    29207 SH	     SOLE		     29207        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     3606    97436 SH	     SOLE		     97436        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1786    10800 SH	     SOLE		     10800        0      0
HALLIBURTON COMPANY	       COM		406216101     3036    77189 SH	     SOLE		     77189        0      0
HOME DEPOT INC		       COM		437076102     1952    69802 SH	     SOLE		     69802        0      0
INTEL CORP		       COM		458140100     2529   119417 SH       SOLE		    119417        0      0
INTL BUSINESS MACHINES	       COM		459200101      764     6639 SH	     SOLE		      6639        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      720    16350 SH	     SOLE		     16350        0      0
INTL GAME TECHNOLOGY	       COM		459902102      213     5300 SH	     SOLE		      5300	  0	 0
JOHNSON & JOHNSON	       COM		478160104     4155    64057 SH	     SOLE		     64057        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1828    42565 SH	     SOLE		     42565        0      0
KRAFT FOODS INC		       COM		50075N104      735    23702 SH	     SOLE		     23702        0      0
LOWES COMPANIES INC	       COM		548661107      246    10710 SH	     SOLE		     10710        0      0
MCDONALDS CORPORATION	       COM		580135101      370     6642 SH	     SOLE		      6642        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1024    23390 SH	     SOLE		     23390        0      0
METLIFE INC		       COM		59156R108     1264    20982 SH	     SOLE	             20982        0      0
MICROSOFT CORP		       COM		594918104     2973   104763 SH       SOLE		    104763        0      0
NABORS INDS INC		       COM		G6359F103     1994    59050 SH	     SOLE		     59050        0      0
NEOPROBE CORP		       COM		640518106        4    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      467     6000 SH	     SOLE                     6000        0      0
ORACLE CORPORATION	       COM		68389X105     3236   165455 SH       SOLE		    165455        0      0
PEPSICO INCORPORATED	       COM		713448108     2792    38677 SH	     SOLE		     38677        0      0
PFIZER INCORPORATED	       COM		717081103     2126   101568 SH	     SOLE		    101568        0      0
PNC FINANCIAL SERVICES	       COM		693475105      574     8750 SH	     SOLE		      8750        0      0
PRECISION CASTPARTS CORP       COM		740189105      634     6215 SH	     SOLE		      6215        0      0
PROCTER & GAMBLE CO	       COM		742718109     2771    39551 SH	     SOLE		     39551        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1102    81631 SH	     SOLE	                 0        0  81631
SARA LEE CORP		       COM		803111103      607    43450 SH	     SOLE		     43450        0      0
SCHLUMBERGER LTD	       COM 		806857108      362     4160 SH	     SOLE		      4160	  0      0
SOVEREIGN BANCORP INC	       COM		845905108      363    39001 SH	     SOLE		     39001        0      0
SUPERVALU INC		       COM		868536103      869    28995 SH	     SOLE 		     28995        0      0
SYSCO CORPORATION	       COM		871829107      897    30895 SH	     SOLE		     30895        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1420    75400 SH	     SOLE		     75400        0      0
THERMO ELECTRON CORP	       COM		883556102     2999    52765 SH	     SOLE		     52765        0      0
TIME WARNER INC		       COM		00184A105      584    41667 SH	     SOLE		     41667        0      0
TYCO INTL LTD NEW	       COM		902124106      569    12918 SH	     SOLE		     12918        0      0
UNITED PARCEL SERVICE B	       COM		911312106      293     4006 SH	     SOLE		      4006        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2254    61844 SH	     SOLE		     61844        0      0
WAL-MART STORES INC	       COM		931142103     2289    43455 SH	     SOLE		     43455        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .4    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1421    48450 SH	     SOLE		     48450        0      0
WELLS FARGO  & CO NEW	       COM		949746101      253     8706 SH	     SOLE		      8706        0      0